Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 11 – RELATED PARTY TRANSACTIONS

The related parties had transactions for the years ended December 31, 2020, 2019 and 2018 consist of the following:

Name of Related Party	Nature of Relationship
Beijing Taiying Anrui Holding Co., Ltd. (“Beijing Taiying”)	Sole Shareholder

Guangxi Shenggu Human Resource Management Co., Ltd. (“GSHR”)	Controlled by Gary Wang

Beijing Jiate Information Technology Co., Ltd. (“Jiate”)	Noncontrolling shareholder of HTCC prior to November 8, 2020

Jiangsu Sound Valley Human Resource Management Co., Ltd. (“JSVH”)	Controlled by Gary Wang

Beijing Shenggu Education Investment Co., Ltd. (“BSEI”)	Controlled by Gary Wang

Shenzhen Shenggu Human Resources Management Co., Ltd. (“SSHR”)	Controlled by Gary Wang

Tai’an Taiying Wealth and Equity Investment and Management Co., Ltd. (“TWIC”)	David Wang being the legal person of TWIC

Significant balances and transactions with related parties are as follows:

	December 31,
Name of Related Party	2020	2019	Nature of Transaction Associated with the Balance
PREPAYMENTS - RELATED PARTIES
Beijing Taiying	$81,192	$90,429	Prepayment for services
SSHR	277,950	-	Prepayment for services
Prepayments - related parties, total	$359,142	$90,429

DUE FROM RELATED PARTIES, CURRENT
JSVH	$240,286	$-	A loan bearing annual interest of 4.35%. Loan matures on December 14, 2021.
Beijing Taiying	229,790	-	Interest-free loan payable on demand
Due from related parties, current, total	$470,076	$-

DUE FROM RELATED PARTY, NON-CURRENT
JSVH	$-	$215,307	A loan bearing annual interest rate of 4.35%
Due from related party, non-current, total	$-	$215,307

ACCOUNTS PAYABLE - RELATED PARTIES
JSVH	$18,775	$60,664	Outstanding unpaid human resource service fee
SSHR	242,015	88,994	Outstanding unpaid human resource service fee
Accounts payable - related parties, total	$260,790	$149,658

EQUITY INVESTMENT
TWIC	$1,532	$1,435	Equity investment (See Note 4)
Equity investment, total	$1,532	$1,435

Related party lease

BSEI leased certain office space at Zaozhuang Software and Service Industrial Park with a total area of 18,000 square meters, of which 6,500 square meters were subleased to ZSEC at a price of RMB 0.5 per square meter per day, from July 1, 2018 to January 1, 2021 and the Company anticipates to renew the lease for another year. Lease expense incurred associated with the BSEI lease for the years ended December 31, 2020, 2019 and 2018 was approximately $170,000, $164,000 and $88,000, respectively. The Company does not have any outstanding balance owed to BSEI as of December 31, 2020 and 2019.

Related party advances

For the year ended December 31, 2020, the Company made RMB 2 million (approximately $294,000) loan to Beijing Taiying. The loan is interest-free and due on demand. During the year ended December 31, 2020, Beijing Taiying repaid RMB 500,000 (approximately $77,000) to the Company, with the remainder paid in full in January 2021.

For the year ended December 31, 2020, the Company made RMB 617,400 (approximately $87,000) loan to SSHR. The loan is interest-free and due on demand. During the year ended December 31, 2020, SSHR repaid the loan in full.